UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

          80 Arkay Drive, Suite 110 Hauppauge, NY

11788

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 86.7%
	DEBT FUNDS - 85.9%
104,200	Guggenheim BulletShares 2014 Corporate Bond ETF	$ 2,196,536
101,100	Guggenheim BulletShares 2015 Corporate Bond ETF	2,199,936
98,600	Guggenheim BulletShares 2016 Corporate Bond ETF	2,198,780
96,500	Guggenheim BulletShares 2017 Corporate Bond ETF	2,198,270
43,800	Guggenheim Enhanced Short Duration ETF	2,197,069
20,900	iShares 1-3 Year Credit Bond ETF	2,200,436
43,300	iShares Floating Rate Bond ETF	2,200,506
20,800	iShares Short Maturity Bond ETF	1,043,744
20,700	iShares Short-Term National AMT-Free Muni Bond ETF	2,198,340
87,600	Market Vectors Investment Grade Floating Rate Bond ETF	2,197,008
86,800	Market Vectors Short High-Yield Municipal Index ETF	2,196,040
124,800	Market Vectors Short Municipal ETF	2,198,976
21,700	PIMCO Enhanced Short Maturity Exchange-Traded Fund	2,200,163
43,700	PIMCO Short Term Municipal Bond Exchange-Traded Fund	2,201,505
71,700	SPDR Barclays Investment Grade Floating Rate ETF	2,196,888
71,700	SPDR Barclays Short Term Corporate Bond ETF	2,199,756
90,200	SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,199,978
34,600	SPDR SSgA Ultra Short Term Bond ETF	1,386,422
27,500	Vanguard Short-Term Bond ETF	2,202,063
		39,812,416
	COMMODITY FUND - 0.8%
3,133	SPDR Gold Grantor Trust * (a)	364,838

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,251,783)	40,177,254

	SHORT-TERM INVESTMENTS - 7.6%
	MONEY MARKET FUND - 7.6%
3,539,379	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.01% (a,b)
	(Cost - $3,539,379)	3,539,379

	TOTAL INVESTMENTS - 94.3% (Cost - $43,791,161) (c)	$ 43,716,633
	OTHER ASSETS LESS LIABILITIES - 5.7%	2,662,875
	NET ASSETS - 100.0%	$ 46,379,508

*	Non-Income producing investment.
(a)	All or part of this instrument is a holding of GBSF Fund Limited.
(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is
	$43,801,377 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,437
	Unrealized Depreciation:	(86,181)
	Net Unrealized Depreciation:	$ (84,744)

FUTURES CONTRACT
OPEN LONG FUTURES CONTRACT
Number of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	September 30, 2014	(Depreciation)
382	Gold 100oz Future (a)	NY Comex	December-14	$ 46,283,120	$ (2,519,342)

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation – Securities are valued each day at the last quoted sales price on each security's primary exchange at 1:30 p.m.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange at 1:30 p.m.  Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price as of 1:30 p.m. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that invests in Gold-bullion related ETFs, ETNs, physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

 If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investment
Exchange Traded Funds	$ 40,177,254	$ -	$ -	$ 40,177,254
Money Market Funds	3,539,379	-	-	3,539,379
Total Investment	$ 43,716,633	$ -	$ -	$ 43,716,633
Liabilities
Derivative
Futures Contract	$ (2,519,342)	$ -	$ -	$ (2,519,342)

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The Gold Bullion Strategy Fund ("GBSF") with GBSF Ltd. - The consolidated Schedule of Investments includes the accounts of GBSF Ltd.,  a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

GBSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with GBSF's investment objectives and policies.

GBSF Ltd. utilizes commodity based derivative products to facilitate GBSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, GBSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GBSF Prospectus.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at September 30, 2014	% of Net Assets at September 30, 2014
GBSF Ltd.	5/6/2013	$ 2,942,131	6.34%

Futures Contracts – The Fund is is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended September 30, 2014, the unrealized depreciation on Future contracts amounted to $2,519,342.

The derivative instruments as of September 30, 2014 as disclosed in the Schedule of Investments serve as indications of the volume of derivative activity for the fund.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

11/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

11/26/14

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

11/26/14